Financial Instruments and Financial Risk Management - Summary of Non-derivative Financial Liabilities and Gross and Net Settled Derivative Financial Instruments Into Relevant Maturity Groupings (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	$ 169,218	$ 836,609
$400 Million Term Loan | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan	4,000
$400 Million Term Loan | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan	8,000
$400 Million Term Loan | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan	388,000
$400 Million Term Loan | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan	0
Liquidity Risk | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	26,029	8,321
Guaranteed minimum royalty payments	31,360
Contingent consideration	4,000	8,822
Obligations under leases	45,994	54,216
Trade and other payables	377,401	434,199
Net settled derivatives, Outflow	0	1,219
Gross settled derivatives, Inflow	(375,759)	(1,570,026)
Gross settled derivatives, Outflow	397,263	1,590,865
Liquidity Risk | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	71,919	188,261
Guaranteed minimum royalty payments	66,398
Contingent consideration	0	9,064
Obligations under leases	78,413	73,685
Trade and other payables	0	0
Net settled derivatives, Outflow	0	0
Gross settled derivatives, Inflow	0	0
Gross settled derivatives, Outflow	0	0
Liquidity Risk | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	97,270	656,640
Guaranteed minimum royalty payments	66,141
Contingent consideration	0	0
Obligations under leases	55,569	51,124
Trade and other payables	0	0
Net settled derivatives, Outflow	0	0
Gross settled derivatives, Inflow	0	0
Gross settled derivatives, Outflow	0	0
Liquidity Risk | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	0	0
Guaranteed minimum royalty payments	161,226
Contingent consideration	0	0
Obligations under leases	87,093	90,801
Trade and other payables	0	0
Net settled derivatives, Outflow	0	0
Gross settled derivatives, Inflow	0	0
Gross settled derivatives, Outflow	0	0
Liquidity Risk | Convertible Bonds - $250 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		0
Liquidity Risk | Convertible Bonds - $250 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		0
Liquidity Risk | Convertible Bonds - $250 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		50,000
Liquidity Risk | Convertible Bonds - $250 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		0
Liquidity Risk | Convertible Bonds - $400 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	0	0
Liquidity Risk | Convertible Bonds - $400 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	0	0
Liquidity Risk | Convertible Bonds - $400 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	400,000	0
Liquidity Risk | Convertible Bonds - $400 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	0	400,000
Liquidity Risk | Convertible Bonds - $600 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	0	0
Liquidity Risk | Convertible Bonds - $600 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	0	0
Liquidity Risk | Convertible Bonds - $600 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	0	0
Liquidity Risk | Convertible Bonds - $600 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	$ 600,000	$ 600,000